Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Parenthetical) (Detail)		3 Months Ended
		Sep. 30, 2023	Mar. 31, 2023
2022 Employee Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	[1]	2 years 6 months	3 years

[1]	Based on contractual terms